Shareholder Report, Average Annual Return (Details) 190122_Amplify CWP Enhanced Dividend Income ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	106 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Amplify CWP Enhanced Dividend Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Amplify CWP Enhanced Dividend Income ETF NAV
Average Annual Return, Percent	13.56%	13.37%	12.52%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	17.60%	16.47%	14.99%